Schedule of lease cost recognized of consolidated statements of income (Details)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
Right-of-use Assets And Lease Liabilities
Amortization charge of right-of-use assets	$ 129,871	$ 167,001	$ 91,480
Interest of lease liabilities	$ 2,270	$ 2,919	$ 11,208